Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Allowance for Doubtful Accounts Receivable
Following is a roll forward of the allowance for doubtful accounts for the years ended December 31, 2016, 2015 and 2014:

Balance, January 1, 2014	$1,621,147
Additions charged to expense	603,289
Deductions for uncollectible receivables written off	(1,634,934)
Balance, December 31, 2014	589,502
Additions charged to expense	3,881,397
Deductions for uncollectible receivables written off	(458,967)
Balance, December 31, 2015	4,011,932
Additions charged to expense	1,968,001
Deductions for uncollectible receivables written off	(602,967)
Balance, December 31, 2016	$5,376,966